NOTE 4. Summary of allowance for doubtful accounts for account receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at the beginning of the year	$ 12,041	$ 4,830
Provision during the year	11,159	14,826
Bad debts written off	(2,309)	(7,615)
Balance at the end of the year	$ 20,891	$ 12,041